Note 9 - Dividends Distribution (Details Textual) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	7 Months Ended	12 Months Ended
	Nov. 24, 2021	Nov. 24, 2021	May 26, 2021	May 22, 2019	Nov. 30, 2019	May 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 03, 2021	Nov. 25, 2020	May 06, 2019	Nov. 21, 2018
Disclosure of Dividends Distribution [Abstract]
Payments for dividends approved	$ 153,000
Dividends recognised as distributions to owners		$ 153,000	$ 248		$ 153,000	$ 484	$ 322,099	$ 87,938	$ 485,827
Dividends paid, amount per share including interim dividend (in dollars per share)					$ 0.13						$ 0.07		$ 0.13
Dividends payable, amount per share including interim dividend (in dollars per share)										$ 0.21		$ 0.41
Dividends paid, amount per ADS including interim dividend (in dollars per share)					$ 0.26						$ 0.14		$ 0.26
Dividends payable, amount per ADS including interim dividend (in dollars per share)										$ 0.42		$ 0.82
Dividends paid, ordinary shares per share (in dollars per share)	$ 0.13	$ 0.13	$ 0.14	$ 0.28
Dividends paid, per ADS (in dollars per share)	$ 0.26	$ 0.26	$ 0.28	$ 0.56